Financial Instruments - Summary quantitative data about entity's exposure to risk (Details) - Currency risk - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017
USD | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	£ 8,470	£ 16,806
USD | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	25,069	19,718
USD | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	4,329	276
EUR | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Cash deposits	21	301
EUR | Short Term Investments
Disclosure of credit risk exposure [line items]
Cash deposits	0	0
EUR | Trade and other payables
Disclosure of credit risk exposure [line items]
Cash deposits	£ 532	£ 403